SEGMENTS. (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Sales	$ 365,160		$ 370,407							$ 1,067,264	$ 1,180,956	$ 1,515,371	$ 1,632,255	$ 1,624,758
Cost of goods sold	379,976	$ 334,415	366,639	$ 410,522	$ 400,027	$ 395,271	$ 445,442	$ 405,202	$ 386,340	1,080,398	1,175,099	1,530,535	1,626,324	1,570,400
Income (loss) before benefit for income taxes	(29,073)		(9,304)							(51,524)	(33,968)	(68,498)	(38,395)	545
Depreciation and amortization	12,028		10,217							35,944	30,635			35,441
Interest expense	5,163		4,193							15,014	12,875	17,132	12,938	22,406
Intersubsegment Eliminations [Member]
Net Sales	(2,482)		(2,719)							(7,026)	(8,288)	(10,768)	(10,362)	(9,198)
Cost of goods sold	(2,888)		(2,719)							(7,817)	(8,456)
Ethanol Production [Member]
Net Sales	278,993		290,565							787,044	898,142	1,158,496	1,104,621	1,046,976
Cost of goods sold	294,888		295,574							810,670	914,638	1,197,507	1,101,651	1,003,679
Income (loss) before benefit for income taxes	(25,999)		(15,571)							(50,682)	(45,355)	(77,833)	(27,457)	(6,879)
Depreciation and amortization	11,833		10,040							35,390	30,017	40,099	37,637	34,528
Interest expense	1,969		1,692							5,724	5,416	7,116	5,887	20,794
Ethanol Production [Member] | Ethanol alcohol [Member]
Net Sales	212,897		216,788							586,680	670,304	859,815	845,692	797,363
Ethanol Production [Member] | Co-product sales [Member]
Net Sales	65,693		73,259							199,177	226,307	296,686	257,031	248,444
Ethanol Production [Member] | Intersegment Sales [Member]
Net Sales	403		518							1,187	1,531	1,995	1,898	1,169
Marketing And Distribution [Member]
Net Sales	88,649		82,561							287,246	291,102
Cost of goods sold	87,976		73,784							277,545	268,917	343,991	535,033	575,920
Income (loss) before benefit for income taxes	(998)		7,416							4,991	18,095	18,191	(2,463)	4,517
Interest expense	929		344							2,291	1,042	1,388	1,271	1,404
Marketing And Distribution [Member] | Intersegment Sales [Member]
Net Sales	2,079		2,201							5,839	6,757
Marketing And Distribution [Member] | Ethanol alcohol Sales Member]
Net Sales	86,124		79,877							280,032	282,940	357,011	527,869	577,347
Marketing And Distribution [Member] | Ethanol alcohol Sales Net Member]
Net Sales	446		483							1,375	1,405	1,859	1,663	1,604
Marketing And Distribution [Member] | Intersubsegment Eliminations [Member]
Net Sales												8,773	8,464	8,029
Marketing [Member]
Net Sales												367,643	537,996	586,980
Corporate Activities [Member]
Income (loss) before benefit for income taxes	(2,076)		(1,149)							(5,833)	(6,708)	(8,856)	(8,475)	2,907
Depreciation and amortization	195		177							554	618	750	1,014	913
Interest expense	$ 2,265		$ 2,157							$ 6,999	$ 6,417	$ 8,628	$ 5,780	$ 208